Business Acquisition - Summary of Results of Operations Attributable to Acquisitions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shanghai Pukuan
Business Acquisition [Line Items]
Net revenues			¥ 24,430
Net income (loss)			(1,610)
Dalian Pude
Business Acquisition [Line Items]
Net revenues			4,089
Net income (loss)			(1,154)
Luoyang Pucai
Business Acquisition [Line Items]
Net revenues			12,420
Net income (loss)			(604)
Other 2016 Acquirees
Business Acquisition [Line Items]
Net revenues			94,313
Net income (loss)			(17,277)
Xi’an Shanghe
Business Acquisition [Line Items]
Net revenues			4,139
Net income (loss)			¥ 319
ZMN Education
Business Acquisition [Line Items]
Net revenues		¥ 39,867
Net income (loss)		(59,169)
Beijing GEDU
Business Acquisition [Line Items]
Net revenues		197,853
Net income (loss)		(74,370)
Other 2017 Acquirees
Business Acquisition [Line Items]
Net revenues		114,601
Net income (loss)		¥ (13,096)
Shandong Zengyu
Business Acquisition [Line Items]
Net revenues	¥ 8,074
Net income (loss)	(1,362)
Other 2018 Acquirees
Business Acquisition [Line Items]
Net revenues	4,495
Net income (loss)	¥ (27)